COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,928
2018	1,779
2019	1,766
2020	1,766
2021	147
Total	7,386
Rental expense	$ 2,139	$ 1,781	$ 1,594